VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—2.0%
Cellnex Telecom S.A. (Spain)	90,429	$ 2,858
Energy—17.8%
Cheniere Energy, Inc. (United States)	19,421	4,173
DT Midstream, Inc. (United States)	14,192	1,411
Enbridge, Inc. (Canada)	54,323	2,305
Koninklijke Vopak N.V. (Netherlands)	32,391	1,426
ONEOK, Inc. (United States)	34,532	3,467
Pembina Pipeline Corp. (Canada)	57,400	2,121
Targa Resources Corp. (United States)	14,623	2,610
TC Energy Corp. (Canada)	84,848	3,948
Williams Cos., Inc. (The) (United States)	67,616	3,659
		25,120

Industrials—27.1%
Aena SME S.A. (Spain)	43,111	8,815
Auckland International Airport Ltd. (New Zealand)	893,049	4,347
Canadian Pacific Kansas City Ltd. (Canada)	45,978	3,329
Ferrovial SE (Netherlands)	65,080	2,737
Flughafen Zurich AG Registered Shares (Switzerland)	17,160	4,114
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B (Mexico)	92,200	795
Norfolk Southern Corp. (United States)	13,951	3,274
Transurban Group (Australia)	410,906	3,406
Union Pacific Corp. (United States)	26,424	6,026
Vinci S.A. (France)	13,938	1,440
		38,283

Real Estate—5.3%
American Tower Corp. (United States)	33,973	6,231
Crown Castle, Inc. (United States)	13,899	1,262
		7,493

Utilities—47.0%
Alliant Energy Corp. (United States)	36,380	2,152
Ameren Corp. (United States)	26,552	2,367
Atmos Energy Corp. (United States)	19,551	2,723
CenterPoint Energy, Inc. (United States)	85,865	2,724
DTE Energy Co. (United States)	12,068	1,457
Duke Energy Corp. (United States)	19,380	2,088
E.ON SE (Germany)	150,165	1,749
EDP S.A. (Portugal)	539,262	1,727
Emera, Inc. (Canada)	37,871	1,416
	Shares	Value

Utilities—continued
Entergy Corp. (United States)	33,924	$ 2,572
Evergy, Inc. (United States)	29,287	1,803
Eversource Energy (United States)	26,169	1,503
Iberdrola S.A. (Spain)	129,875	1,789
National Grid plc (United Kingdom)	417,703	4,968
NextEra Energy, Inc. (United States)	91,253	6,542
NiSource, Inc. (United States)	89,077	3,274
OGE Energy Corp. (United States)	35,167	1,451
PG&E Corp. (United States)	209,412	4,226
PPL Corp. (United States)	64,697	2,100
Redeia Corp. S.A. (Spain)	98,668	1,686
RWE AG (Germany)	50,913	1,520
Sempra (United States)	64,896	5,693
Severn Trent plc (United Kingdom)	44,547	1,399
Southern Co. (The) (United States)	28,880	2,377
United Utilities Group plc (United Kingdom)	183,324	2,413
WEC Energy Group, Inc. (United States)	28,086	2,641
		66,360

Total Common Stocks (Identified Cost $129,908)		140,114

Total Long-Term Investments—99.2% (Identified Cost $129,908)		140,114

TOTAL INVESTMENTS—99.2% (Identified Cost $129,908)		$140,114
Other assets and liabilities, net—0.8%		1,194
NET ASSETS—100.0%		$141,308

Country Weightings†
United States	57%
Spain	11
Canada	9
United Kingdom	6
New Zealand	3
Netherlands	3
Switzerland	3
Other	8
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$140,114	$140,114
Total Investments	$140,114	$140,114
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
2